Equity Method Investments	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	Equity Method Investments
During 2019 we entered into a joint venture with Proyectos Globales de Energia y Servicos CME, S.A. DE C.V. (“CME”) to provide integrated well services to Petróleos Mexicanos (“Pemex”). This involved Borr Mexico Ventures Limited (“BMV”) subscribing to 49% of the equity of Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”). CME’s wholly owned subsidiary, Operadora Productora y Exploradora Mexicana, S.A. de C.V. (“Operadora”) owns 51% of each of Opex and Akal.
We provide five jack-up rigs on bareboat charters to two other joint venture companies, Perfomex and Perfomex II, which are owned in the same proportion as Opex and Akal. Perfomex and Perfomex II provide the jack-up rigs under traditional dayrate drilling and technical service agreements to Opex and Akal. Opex and Akal also contract technical support services from BMV, management services from Operadora and well services from specialist well service contractors (including an affiliate of one of our shareholders Schlumberger Limited) and logistics and administration services from Logística y Operaciones OTM, S.A. de C.V, an affiliate of CME. This structure enables Opex and Akal to provide bundled integrated well services to Pemex. The potential revenue earned is fixed under each of the Pemex contracts, while Opex and Akal manage the drilling services and related costs on a per well basis. We are also obligated, as a 49% shareholder, to fund any capital shortfall in Opex or Akal should the Board of Opex or Akal make cash calls to the shareholders under the provisions of the Shareholder Agreements.
The below tables sets forth the results from these entities, on a 100% basis, for the three months ended June 30, 2021 and 2020:

	3 months ended June 30, 2021				3 months ended June 30, 2020
In $ millions	Perfomex	Opex	Akal	Perfomex II	Perfomex	Opex	Akal	Perfomex II
Revenue	29.3	58.5	27.1	13.8	37.4	60.2	25.8	9.7
Operating expenses	(27.4)	(63.3)	(35.7)	(8.6)	(33.0)	(45.8)	(23.6)	(6.8)
Net (loss) / income	2.5	(1.5)	(16.3)	3.7	3.0	15.3	2.0	2.8

The below tables sets forth the results from these entities, on a 100% basis, for the six months ended June 30, 2021 and 2020:

	6 months ended June 30, 2021				6 months ended June 30, 2020
In $ millions	Perfomex	Opex	Akal	Perfomex II	Perfomex	Opex	Akal	Perfomex II
Revenue	51.8	173.2	71.9	23.9	65.5	100.8	35.0	12.4
Operating expenses	(47.7)	(148.0)	(81.7)	(17.9)	(60.1)	(87.7)	(34.8)	(10.8)
Net (loss) / income	1.1	28.4	(9.3)	3.3	3.4	12.1	—	1.9
Revenue in Opex and Akal is recognized on a percentage of completion basis under the cost input method. The services Opex and Akal deliver are to a single customer, Pemex, and involves delivering integrated well services with payment upon the completion of each well in the contract.
Revenue in Perfomex and Perfomex II is recognized on a day rate basis on a contract with Opex and Akal, consistent with our historical revenue recognition policies, with day rate accruing each day as the service is performed. We provide rigs and services to Perfomex and Perfomex II for use in their contracts with Opex and Akal, respectively. As of June 30, 2021, the IWS JVs had $251.7 million in receivables from PEMEX, of which $40.5 million were outstanding and $211.2 million were unbilled. As of December 31, 2020, $97.6 million of receivables from PEMEX were outstanding, and $172.0 million were unbilled.
As of June 30, 2021, Opex and Akal have recognized a combined $2.7 million provision related to the potential effect of factoring PEMEX receivables in Mexico. This compares to a provision of $6.3 million, recognized as of December 31, 2020.
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at June 30, 2021				As at December 31, 2020
In $ millions	Perfomex	Opex	Akal	Perfomex II	Perfomex	Opex	Akal	Perfomex II
Cash	22.0	45.2	12.6	2.0	0.8	0.2	3.7	0.4
Total current assets	149.5	370.5	215.8	48.0	152.6	220.0	116.5	41.1
Total non-current assets	3.6	3.1	—	2.8	1.8	—	—	1.7
Total assets	153.1	373.6	215.8	50.8	154.4	220.0	116.5	42.8
Total current liabilities	137.1	321.9	229.7	46.1	140.4	207.8	117.6	42.8
Total non current liabilities	1.6	27.1	4.2	1.4	0.7	21.3	2.3	—
Equity	14.4	24.6	(18.1)	3.3	13.3	(9.1)	(3.4)	—
Total Liabilities and Equity	153.1	373.6	215.8	50.8	154.4	220.0	116.5	42.8
We have issued a performance guarantee to Opex for the duration of its contract with Pemex. Management has performed a valuation exercise to fair value the guarantee given, utilizing the inferred debt market method and subsequently mapping to a credit score, adjusting for country risk and default probability. We have subsequently recognized a liability for $5.9 million in "Other liabilities" in the Unaudited Consolidated Balance Sheets and added the $5.9 million to the investment in the Opex joint venture.
The following presents our investments in equity method investments as at June 30, 2021:

In $ millions	Perfomex	Opex	Akal	Perfomex II	Borr Total
Balance as at January 1, 2021	48.0	5.2	—	9.5	62.7
Funding provided by / (received from) shareholder loan (1)	(2.5)	—	—	1.0	(1.5)
Income / (loss) on a percentage basis	0.5	12.9	(4.7)	1.6	10.3
Balance as at June 30, 2021	46.0	18.1	(4.7)	12.1	71.5

(1) As at June 30, 2021, the "Equity method investments" balance in the Unaudited Consolidated Balance Sheets includes $54.9 million in funding provided by shareholder loans comprised of balances with Perfomex of $39.0 million, Opex of $3.7 million, Akal of $1.7 million and Perfomex II of $10.5 million.

On August 4, 2021, the Company executed a Stock Purchase Agreement between BMV and Operadora for the sale of the Company's 49% interest in each of Opex and Akal joint ventures, as well as the acquisition of a 2% incremental interest in each of Perfomex I and Perfomex II joint ventures (see note 20).